Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jul. 31, 2019	Mar. 29, 2019	Sep. 28, 2018	Jul. 31, 2018	Jul. 31, 2017	Dec. 28, 2016
C000176380
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, Investor Shares
Account Value	$ 19,045	$ 19,897	$ 14,471	$ 16,346	$ 18,001		$ 15,112	$ 13,211			$ 12,452	$ 12,140	$ 10,000
C000176381
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, Institutional Shares
Account Value	$ 968,841	1,009,812	732,907	826,507	908,997		761,639	664,488			625,063	608,500	500,000
C000176382
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, R6 Shares
Account Value	$ 19,377	20,208	14,658	16,530	18,180		15,233	13,280			12,501	12,170	10,000
C000210821
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, Investor Shares
Account Value	$ 21,002	20,657	14,160	15,514	14,620		12,480	10,480	$ 10,000
C000210820
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, Institutional Shares
Account Value	$ 1,061,293	1,042,148	712,863	779,234	733,573		625,222	524,000	500,000
C000210819
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, R6 Shares
Account Value	$ 21,215	20,833	14,257	15,575	14,661		12,504	10,480	10,000
C000204822
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, Investor Shares
Account Value	$ 25,295	24,247	16,317	18,249	16,641		13,466	10,720		$ 10,000
C000204821
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, Institutional Shares
Account Value	$ 1,277,410	1,221,529	820,375	915,600	834,457		674,626	536,630		500,000
C000204820
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, R6 Shares
Account Value	$ 25,559	24,441	16,418	18,322	16,699		13,493	10,743		10,000
C000228650
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Value Fund, Investor Shares
Account Value	$ 13,873	12,858	10,410	10,569		$ 10,000
C000228651
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Value Fund, Institutional Shares
Account Value	$ 695,710	643,560	520,766	528,476		500,000
C000228652
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners International Quality Value Fund, Investor Shares
Account Value	$ 12,782	11,353	9,146	9,755		10,000
C000228653
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners International Quality Value Fund, Institutional Shares
Account Value	$ 641,280	568,607	457,495	487,772		500,000
C000228654
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners US Quality Value Fund, Investor Shares
Account Value	$ 15,056	13,470	11,583	11,857		10,000
C000228655
Account Value [Line Items]
Line Graph and Table Measure Name	GQG Partners US Quality Value Fund, Institutional Shares
Account Value	$ 755,253	674,928	579,384	592,832		500,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 15,585	14,419	13,332	14,930	16,503		13,680	12,839			13,125	12,577	10,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 779,265	720,930	666,597	746,484	825,172		683,988	641,952			656,250	628,845	500,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 15,585	14,419	13,332	14,930	16,503		13,680	12,839			$ 13,125	$ 12,577	$ 10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,213	16,998	13,795	14,904	15,022		11,280	10,522	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 910,662	849,894	689,759	745,184	751,120		563,985	526,112	500,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,213	16,998	13,795	14,904	15,022		11,280	10,522	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 21,568	19,924	15,340	16,625	15,975		11,708	10,458		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 1,078,401	996,198	767,007	831,250	798,772		585,416	522,891		500,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 21,568	19,924	15,340	16,625	$ 15,975		$ 11,708	$ 10,458		$ 10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,208	11,393	9,246	9,989		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 610,380	569,649	462,317	499,467		500,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 10,653	10,042	8,867	9,340		10,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 532,658	502,101	443,325	467,006		500,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,821	12,768	9,830	10,654		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 691,072	638,394	491,522	532,690		500,000
MSCI ACWI Value (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value (NR) (USD)
Account Value	$ 12,571	11,576	9,810	10,381		10,000
MSCI ACWI High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Index (Net) (USD)
Account Value	$ 11,933	11,024	9,774	10,260		10,000
MSCI ACWI Value (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value (NR) (USD)
Account Value	$ 628,574	578,811	490,483	519,045		500,000
MSCI ACWI High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Index (Net) (USD)
Account Value	$ 596,672	551,204	488,675	512,977		500,000
MSCI ACWI ex USA Value Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Account Value	$ 12,209	10,964	9,506	9,902		10,000
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Account Value	$ 12,835	11,256	9,946	10,253		10,000
MSCI ACWI ex USA Value Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Account Value	$ 610,457	548,224	475,296	495,110		500,000
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Account Value	$ 641,733	562,801	497,310	512,649		500,000
MSCI USA Value (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value (NR) (USD)
Account Value	$ 12,810	11,957	10,010	10,717		10,000
MSCI USA High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) (USD)
Account Value	$ 12,622	11,798	10,233	10,645		10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 13,387	12,416	9,560	10,436		10,000
MSCI USA Value (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value (NR) (USD)
Account Value	$ 640,523	597,829	500,502	535,840		500,000
MSCI USA High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) (USD)
Account Value	$ 631,078	589,894	511,668	532,235		500,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 669,330	$ 620,780	$ 478,009	$ 521,806		$ 500,000